Loans and Allowance for Loan Losses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Summary of Balance and Activity Related to Allowance for Loan Losses for Held for Investment Loans and the Recorded Investments in Loans and Impairment method by Portfolio Segment

The following tables present the balance and activity related to the allowance for loan losses for held for investment loans by type for the periods presented.

	Three Months Ended March 31,
	2018				2017
(dollars in thousands)	Real Estate	Commercial	Unallocated	Total	Real Estate	Commercial	Unallocated	Total
Beginning balance	$9,309	$4,044	$420	$13,773	$8,111	$6,051	$—	$14,162
Additions (reductions) to the allowance charged to expense	653	(118)	(351)	184	(1,169)	1,169	—	—
Recoveries on loans charged-off	—	—	—	—	—	—	—	—
Less loans charged-off	—	—	—	—	—	24	—	24

Ending balance	$9,962	$3,926	$69	$13,957	$6,942	$7,244	$—	$14,186

The following table presents the recorded investment in loans and impairment method as of and for the three months ended March 31, 2018 and March 31, 2017, and the activity in the allowance for loan losses for the year ended December 31, 2017, by portfolio segment:

(dollars in thousands) As of and for the three months ended March 31, 2018	Real Estate	Commercial	Unallocated	Total
Reserves:
Specific	$—	$—	$—	$—
General	9,962	3,926	69	13,957
Loans acquired with deteriorated credit quality	—	—	—	—

	$9,962	$3,926	$69	$13,957

Loans evaluated for impairment:
Individually	$2,393	$2,072	$—	$4,465
Collectively	866,176	390,974	—	1,257,150
Loans acquired with deteriorated credit quality	313	—	—	313

	$868,882	$393,046	$—	$1,261,928

As of and for the three months ended March 31, 2017	Real Estate	Commercial	Unallocated	Total
Reserves:
Specific	$—	$3,559	$—	$3,559
General	6,942	3,685	—	10,627
Loans acquired with deteriorated credit quality	—	—	—	—

	$6,942	$7,244	$—	$14,186

Loans evaluated for impairment:
Individually	$2,550	$3,559	$—	$6,109
Collectively	771,870	360,847	—	1,132,717
Loans acquired with deteriorated credit quality	737	—	—	737

	$775,157	$364,406	$—	$1,139,563

December 31, 2017	Real Estate	Commercial	Unallocated	Total
Allowance for loan losses:
Beginning of year	$8,111	$6,051	$—	$14,162
Provisions	1,198	(2,671)	420	(1,053)
Charge-offs	—	(83)	—	(83)
Recoveries	—	747	—	747

	$9,309	$4,044	$420	$13,773

Reserves:
Specific	$—	$—	$—	$—
General	9,309	4,044	420	13,773
Loans acquired with deteriorated credit quality	—	—	—	—

	$9,309	$4,044	$420	$13,773

Loans evaluated for impairment:
Individually	$2,420	$155	$—	$2,575
Collectively	834,152	412,032	—	1,246,184
Loans acquired with deteriorated credit quality	315	—	—	315

	$836,887	$412,187	$—	$1,249,074

A summary of the changes in the allowance for loan losses as of December 31 follows:

(dollars in thousands)	2017	2016	2015
Beginning balance	$14,162	$10,023	$8,848
Additions (reductions) to the allowance charged to expense	(1,053)	4,974	1,386
Recoveries on loans charged-off	747	—	211

	13,856	14,997	10,445
Less loans charged-off	(83)	(835)	(422)

Ending balance	$13,773	$14,162	$10,023

The following table presents the recorded investment in loans and impairment method as of December 31, 2017, 2016 and 2015 and the activity in the allowance for loan losses for the years then ended, by portfolio segment:

(dollars in thousands)
December 31, 2017	Real Estate	Commercial	Unallocated	Total
Allowance for loan losses:
Beginning of year	$8,111	$6,051	$—	$14,162
Provisions	1,198	(2,671)	420	(1,053)
Charge-offs	—	(83)	—	(83)
Recoveries	—	747	—	747

	$9,309	$4,044	$420	$13,773

Reserves:
Specific	$—	$—	$—	$—
General	9,309	4,044	420	13,773
Loans acquired with deteriorated credit quality	—	—	—	—

	$9,309	$4,044	$420	$13,773

Loans evaluated for impairment:
Individually	$2,420	$155	$—	$2,575
Collectively	834,152	412,032	—	1,246,184
Loans acquired with deteriorated credit quality	315	—	—	315

	$836,887	$412,187	$—	$1,249,074

December 31, 2016	Real Estate	Commercial	Unallocated	Total
Allowance for loan losses:
Beginning of year	$5,788	$4,235	$—	$10,023
Provisions	2,323	2,651	—	4,974
Charge-offs	—	(835)	—	(835)
Recoveries	—	—	—	—

	$8,111	$6,051	$—	$14,162

Reserves:
Specific	$—	$1,782	$—	$1,782
General	8,111	4,269	—	12,380
Loans acquired with deteriorated credit quality	—	—	—	—

	$8,111	$6,051	$—	$14,162

Loans evaluated for impairment:
Individually	$2,556	$3,577	$—	$6,133
Collectively	744,349	359,234	—	1,103,583
Loans acquired with deteriorated credit quality	730	—	—	730

	$747,635	$362,811	$—	$1,110,446

December 31, 2015	Real Estate	Commercial	Unallocated	Total
Allowance for loan losses:
Beginning of year	$5,696	$3,152	$—	$8,848
Provisions	(108)	1,494	—	1,386
Charge-offs	—	(422)	—	(422)
Recoveries	200	11	—	211

	$5,788	$4,235	$—	$10,023

Reserves:
Specific	$—	$—	$—	$—
General	5,788	4,235	—	10,023
Loans acquired with deteriorated credit quality	—	—	—	—

	$5,788	$4,235	$—	$10,023

Loans evaluated for impairment:
Individually	$1,482	$4,630	$—	$6,112
Collectively	519,963	264,610	—	784,573
Loans acquired with deteriorated credit quality	1,677	—	—	1,677

	$523,122	$269,240	$—	$792,362

Summary of Risk Category of Loans by Class of Loans

The risk category of loans by class of loans was as follows at March 31, 2018 and December 31, 2017:

(dollars in thousands)	Pass	Special Mention	Substandard	Impaired	Total
March 31, 2018
Real estate:
Construction and land development	$100,954	$—	$—	$286	$101,240
Commercial real estate	478,059	4,464	15,421	2,107	500,051
Single-family residential mortgages	267,591	—	—	—	267,591
Commercial:
Other	277,678	195	520	—	278,393
SBA	108,711	—	3,870	2,072	114,653

	$1,232,993	$4,659	$19,811	$4,465	$1,261,928

December 31, 2017
Real estate:
Construction and land development	$91,619	$—	$—	$289	$91,908
Commercial real estate	469,422	19,070	5,416	2,131	496,039
Single-family residential mortgages	248,940	—	—	—	248,940
Commercial:
Other	277,518	2,360	888	—	280,766
SBA	126,759	1,778	2,729	155	131,421

	$1,214,258	$23,208	$9,033	$2,575	$1,249,074

The risk category of loans by class of loans was as follows as of December 31, 2017 and 2016:

(dollars in thousands) December 31, 2017	Pass	Special Mention	Substandard	Impaired	Total
Real estate:
Construction and land development	$91,619	$—	$—	$289	$91,908
Commercial real estate	469,422	19,070	5,416	2,131	496,039
Single-family residential mortgages	248,940	—	—	—	248,940
Commercial:
Other	277,518	2,360	888	—	280,766
SBA	126,759	1,778	2,729	155	131,421

	$1,214,258	$23,208	$9,033	$2,575	$1,249,074

December 31, 2016
Real estate:
Construction and land development	$87,174	$1,932	$—	$303	$89,409
Commercial real estate	475,499	4,562	19,484	2,253	501,798
Single-family residential mortgages	136,206	13,950	6,272	—	156,428
Commercial:
Other	194,227	—	9,616	—	203,843
SBA	151,066	1,934	2,391	3,577	158,968

	$1,044,172	$22,378	$37,763	$6,133	$1,110,446

Summary of Aging Recorded Investment Past-due Loans

The following table presents the aging of the recorded investment in past-due loans at March 31, 2018 and December 31, 2017 by class of loans:

(dollars in thousands)	30-59 Days	60-89 Days	90 Days Or More (2)	Total Past Due	Loans Not Past Due	Total Loans	Non- Accrual Loans (1)
March 31, 2018
Real estate:
Construction and land development	$—	$—	$—	$—	$101,240	$101,240	$—
Commercial real estate	—	—	—	—	500,051	500,051	—
Single-family residential mortgages	790	—	—	790	266,801	267,591	—
Commercial:
Other	689	—	—	689	277,704	278,393	—
SBA	1,462	—	586	2,048	112,605	114,653	2,001

	$2,941	$—	$586	$3,527	$1,258,401	$1,261,928	$2,001

Real estate:
Single-family residential mortgages held for sale	$696	$—	$—	$696	$182,695	$183,391	$—

December 31, 2017
Real estate:
Construction and land development	$—	$—	$—	$—	$91,908	$91,908	$—
Commercial real estate	—	—	—	—	496,039	496,039	—
Single-family residential mortgages	1,175	338	—	1,513	247,427	248,940	—
Commercial:
Other	—	—	—	—	280,766	280,766	—
SBA	—	1,426	84	1,510	129,911	131,421	155

	$1,175	$1,764	$84	$3,023	$1,246,051	$1,249,074	$155

Real estate:
Single-family residential mortgages held for sale	$697	$—	$—	$697	$125,150	$125,847	$—

(1)	Included in total loans.
(2)	As of March 31, 2018, there were no loans over 90 days past due and still accruing. There was one loan over 90 days past due and still accruing in the amount of $71,000 as of December 31, 2017.

The following table presents the aging of the recorded investment in past-due loans as of December 31, 2017 and 2016 by class of loans:

(dollars in thousands) December 31, 2017	30-59 Days	60-89 Days	90 Days Or More (2)	Total Past Due	Loans Not Past Due	Total Loans	Non- Accrual Loans (1)
Real estate:
Construction and land development	$—	$—	$—	$—	$91,908	$91,908	$—
Commercial real estate	—	—	—	—	496,039	496,039	—
Single-family residential mortgages	1,175	338	—	1,513	247,427	248,940	—
Commercial:
Other	—	—	—	—	280,766	280,766	—
SBA	—	1,426	84	1,510	129,911	131,421	155

	$1,175	$1,764	$84	$3,023	$1,246,051	$1,249,074	$155

Real estate:
Single-family residential mortgages held for sale	$697	$—	$—	$697	$125,150	$125,847	$—

December 31, 2016
Real estate:
Construction and land development	$—	$—	$—	$—	$89,409	$89,409	$—
Commercial real estate	—	—	—	—	501,798	501,798	—
Single-family residential mortgages	—	—	—	—	156,428	156,428	—
Commercial:
Other	343	—	—	343	203,500	203,843	—
SBA	—	—	3,577	3,577	155,391	158,968	3,577

	$343	$—	$3,577	$3,920	$1,106,526	$1,110,446	$3,577

Real estate:
Single-family residential mortgages held for sale	$—	$—	$—	$—	$44,345	$44,345	$—

(1)	Included in total loans
(2)	As of December 31, 2017, there was one loan over 90 days past due and still accruing in the amount of $71,000.

Summary of Individually Impaired Loans Presented by Class of Loans

Information relating to individually impaired loans presented by class of loans was as follows at March 31, 2018 and December 31, 2017:

(dollars in thousands)	Unpaid Principal Balance	Recorded Investment	Average Balance	Interest Income	Related Allowance
March 31, 2018
With no related allowance recorded
Real estate:
Construction and land development	$286	$286	$288	$6	$—
Commercial real estate	2,108	2,108	2,119	51	—
Commercial—SBA	2,071	2,071	1,114	34	—

Total	$4,465	$4,465	$3,521	$91	$—

December 31, 2017
With no related allowance recorded
Real estate:
Construction and land development	$289	$289	$296	$16	$—
Commercial real estate	2,131	2,131	2,192	297	—
Commercial—SBA	155	155	78	15	—

Total	$2,575	$2,575	$2,566	$328	$—

Information relating to individually impaired loans presented by class of loans was as follows as of December 31, 2017, 2016 and 2015:

(dollars in thousands) December 31, 2017	Unpaid Principal Balance	Recorded Investment	Average Balance	Interest Income	Related Allowance
With no related allowance recorded
Construction and land development	$289	$289	$296	$16	$—
Commercial real estate	2,131	2,131	2,192	297	—
Commercial—SBA	155	155	78	15	—

Total	$2,575	$2,575	$2,566	$328	$—

December 31, 2016
With no related allowance recorded
Construction and land development	$303	$303	$309	$21	$—
Commercial real estate	2,253	2,253	1,710	280	—
Commercial—SBA	18	18	93	—	—

Subtotal	2,574	2,574	2,112	301	—
With an allowance recorded
Commercial—SBA	3,559	3,559	3,559	—	1,782

Total	$6,133	$6,133	$5,671	$301	$1,782

December 31, 2015
With no related allowance recorded
Construction and land development	$315	$315	$320	$4	$—
Commercial real estate	1,167	1,167	1,145	195	—
Commercial—SBA	4,630	4,630	4,545	14	—

Total	$6,112	$6,112	$6,010	$213	$—

Summary of Loans Class Modified as TDRs

The following table presents loans by class modified as TDRs that occurred during the three months ended March 31, 2018. There were no TDRs for the year ended December 31, 2017.

(dollars in thousands)	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
March 31, 2018
Commercial	1	$71	$71

The following table presents loans by class modified as TDR’s that occurred during the year ended December 31, 2016:

(dollars in thousands) December 31, 2016	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
Commercial real estate	1	$1,047	$1,047

Summary of Outstanding Balance and Carrying Amount of Purchased Credit-impaired Loans

The outstanding balance and carrying amount of purchased credit-impaired loans at March 31, 2018 and December 31, 2017 were as follows:

(dollars in thousands)	March 31, 2018	December 31, 2017
Outstanding balance	$319	$322
Carrying amount	$313	$315

The outstanding balance and carrying amount of purchased credit-impaired loans as of December 31 were as follows:

(dollars in thousands)	2017	2016
Outstanding balance	$322	$878
Carrying amount	$315	$730

Summary of Activity in Accretable Yield on Purchased Credit-impaired Loans

Below is a summary of activity in the accretable yield on purchased credit-impaired loans for the three months ended March 31, 2018 and 2017:

(dollars in thousands)	March 31, 2018	March 31, 2017
Beginning balance	$122	$142
Accretion of income	(1)	(20)

Ending balance	$121	$122

Below is a summary of activity in the accretable yield on purchased credit-impaired loans for 2017, 2016 and 2015:

(dollars in thousands)	2017	2016	2015
Beginning balance	$142	$349	$574
Disposals	—	—	(99)
Restructuring as TDR	—	(22)	—
Accretion of income	(135)	(185)	(126)

Ending balance	$7	$142	$349